Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Other comprehensive income, net of tax
Change in fair value of derivatives, deferred tax expense (benefit)	$ (72)	$ (3,578)	$ (2,540)	$ (1,333)	$ (3,650)	$ (3,873)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 1		$ 52	$ 37	$ 1	$ 89